Parent Company Only Condensed Financial Information (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Interest-earning time deposits in other financial institutions	$ 6,615,000	$ 6,642,000
Securities available-for-sale	155,223,000	164,272,000
Accrued interest receivable and other assets	4,000,000	5,568,000
Total assets	518,616,000	526,881,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	5,155,000	5,155,000
Accrued interest payable and other liabilities	5,386,000	5,584,000
Shareholders' equity	82,388,000	80,249,000	84,055,000
Total liabilities and shareholders’ equity	518,616,000	526,881,000
Parent Company [Member]
ASSETS
Cash and cash equivalents	4,954,000	2,656,000
Interest-earning time deposits in other financial institutions	0	2,232,000
Securities available-for-sale	4,342,000	4,720,000
ESOP loan receivable	3,133,000	3,270,000
Investment in banking subsidiary	73,376,000	70,882,000
Investment in captive subsidiary	1,177,000	250,000
Investment in statutory trust	155,000	155,000
Accrued interest receivable and other assets	411,000	1,276,000
Total assets	87,548,000	85,441,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	5,155,000	5,155,000
Accrued interest payable and other liabilities	5,000	37,000
Shareholders' equity	82,388,000	80,249,000
Total liabilities and shareholders’ equity	$ 87,548,000	$ 85,441,000